Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
Employee Benefits

7. Employee Benefits

        The Company has a defined contribution 401(k) plan for all employees. Employees are eligible to participate in the plan beginning on the first day of the month following date of hire. Under the terms of the plan, employees may make voluntary contributions as a percent of compensation. During the years ended December 31, 2011 and 2012, the Company did not make any matching contributions.